Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Frontier Funds, Inc.
Entity Central Index Key	0001014913
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Frontier MFG Global Sustainable Fund
Class Name	Institutional Class
Trading Symbol	FMSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier MFG Global Sustainable Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
Additional Information Phone Number	888-825-2100
Additional Information Website	https://frontiermutualfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Net Assets	$ 27,887,886
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$27,887,886
Number of Holdings	26
Portfolio Turnover	30%

Holdings [Text Block]

Top Sectors	(%)
Consumer Staples	18.8%
Information Technology	17.6%
Consumer Discretionary	13.8%
Financials	12.8%
Communication Services	11.6%
Health Care	10.8%
Utilities	4.0%
Real Estate	2.8%
Industrials	2.5%
Cash & Other	5.3%

Top Issuers	(%)
Microsoft Corp.	7.2%
Nestle SA	6.9%
Amazon.com, Inc.	5.9%
Alphabet, Inc.	5.6%
Mastercard, Inc.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Reckitt Benckiser Group PLC	4.0%
UnitedHealth Group, Inc.	4.0%
Dollar General Corp.	4.0%
SAP SE	3.9%

Top Countries	(%)
United States	59.7%
Switzerland	10.8%
United Kingdom	6.0%
Taiwan, Province of China	4.5%
Netherlands	4.3%
Germany	3.9%
Hong Kong	3.0%
Spain	2.5%
Cash & Other	5.3%

Updated Prospectus Web Address	https://frontiermutualfunds.com/resources/
Service Class
Shareholder Report [Line Items]
Fund Name	Frontier MFG Global Sustainable Fund
Class Name	Service Class
Trading Symbol	FMSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier MFG Global Sustainable Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
Additional Information Phone Number	888-825-2100
Additional Information Website	https://frontiermutualfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 27,887,886
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$27,887,886
Number of Holdings	26
Portfolio Turnover	30%

Holdings [Text Block]

Top Sectors	(%)
Consumer Staples	18.8%
Information Technology	17.6%
Consumer Discretionary	13.8%
Financials	12.8%
Communication Services	11.6%
Health Care	10.8%
Utilities	4.0%
Real Estate	2.8%
Industrials	2.5%
Cash & Other	5.3%

Top Issuers	(%)
Microsoft Corp.	7.2%
Nestle SA	6.9%
Amazon.com, Inc.	5.9%
Alphabet, Inc.	5.6%
Mastercard, Inc.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Reckitt Benckiser Group PLC	4.0%
UnitedHealth Group, Inc.	4.0%
Dollar General Corp.	4.0%
SAP SE	3.9%

Top Countries	(%)
United States	59.7%
Switzerland	10.8%
United Kingdom	6.0%
Taiwan, Province of China	4.5%
Netherlands	4.3%
Germany	3.9%
Hong Kong	3.0%
Spain	2.5%
Cash & Other	5.3%

Updated Prospectus Web Address	https://frontiermutualfunds.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Frontier MFG Core Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	FMGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier MFG Core Infrastructure Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
Additional Information Phone Number	888-825-2100
Additional Information Website	https://frontiermutualfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 145,840,121
Holdings Count | $ / shares	92
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$145,840,121
Number of Holdings	92
Portfolio Turnover	5%

Holdings [Text Block]

Top Sectors	(%)
Integrated Power	28.2%
Transmission and Distribution	19.3%
Toll Roads	11.8%
Airports	10.0%
Energy Infrastructure	8.3%
Communications	7.7%
Gas Utilities	7.1%
Water Utilities	5.6%
Social	0.9%
Cash & Other	1.1%

Top Issuers	(%)
National Grid PLC	3.1%
Enbridge, Inc.	3.1%
Vinci SA	3.1%
Transurban Group	3.1%
Ferrovial SE	3.0%
TC Energy Corp.	3.0%
Aena SME SA	3.0%
Cellnex Telecom SA	2.9%
Fortis, Inc.	2.7%
Hydro One Ltd.	2.4%

Top Countries	(%)
United States	40.2%
Canada	15.0%
Spain	10.6%
United Kingdom	6.8%
France	5.7%
Italy	5.6%
Australia	4.4%
Mexico	2.8%
Hong Kong	1.9%
Cash & Other	7.0%

Updated Prospectus Web Address	https://frontiermutualfunds.com/resources/
Service Class
Shareholder Report [Line Items]
Fund Name	Frontier MFG Core Infrastructure Fund
Class Name	Service Class
Trading Symbol	FCIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier MFG Core Infrastructure Fund for the period of July 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://frontiermutualfunds.com/resources/. You can also request this information by contacting us at 888-825-2100.
Additional Information Phone Number	888-825-2100
Additional Information Website	https://frontiermutualfunds.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 145,840,121
Holdings Count | $ / shares	92
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$145,840,121
Number of Holdings	92
Portfolio Turnover	5%

Holdings [Text Block]

Top Sectors	(%)
Integrated Power	28.2%
Transmission and Distribution	19.3%
Toll Roads	11.8%
Airports	10.0%
Energy Infrastructure	8.3%
Communications	7.7%
Gas Utilities	7.1%
Water Utilities	5.6%
Social	0.9%
Cash & Other	1.1%

Top Issuers	(%)
National Grid PLC	3.1%
Enbridge, Inc.	3.1%
Vinci SA	3.1%
Transurban Group	3.1%
Ferrovial SE	3.0%
TC Energy Corp.	3.0%
Aena SME SA	3.0%
Cellnex Telecom SA	2.9%
Fortis, Inc.	2.7%
Hydro One Ltd.	2.4%

Top Countries	(%)
United States	40.2%
Canada	15.0%
Spain	10.6%
United Kingdom	6.8%
France	5.7%
Italy	5.6%
Australia	4.4%
Mexico	2.8%
Hong Kong	1.9%
Cash & Other	7.0%

Updated Prospectus Web Address	https://frontiermutualfunds.com/resources/